Operating Expenses (Tables)	9 Months Ended
Sep. 30, 2023
Operating Expenses [Abstract]
Schedule of Operating Expenses	For the nine months ended September 30, 2023 and 2022, operating expenses consisted of the following:
	Nine months ended
	September 30,
Research and development	2023	2022
Payroll expenses	$2,969,663	$994,087
Clinical study expenses	3,322,251	597,439
Amortization of intangibles	342,075	-
Travel expenses	140,839	29,795
Lab consumables	73,238	13,096
Lab overhead and other expenses	743,102	68,074
	$7,591,168	$1,702,491
	Nine months ended
	September 30,
Sales and marketing	2023	2022
Payroll expenses	$1,021,828	$248,263
Consulting services	1,630,346	198,372
Product and brand advertising	2,478,919	2,924,084
Other expenses	76,702	23,139
	$5,207,795	$3,393,858
	Nine months ended
	September 30,
General and administrative	2023	2022
Payroll expenses	$1,560,706	$1,531,427
Stock option expense	2,432,948	7,479,767
Depreciation and amortization	395,087	-
Travel expenses	87,947	189,130
Consulting services	1,998,633	2,884,688
IT expense	171,560	-
Training	17,052	6,365
Insurance and taxes	640,530	751,805
Rent and premises	115,124	129,203
Other expenses	210,659	132,181
	$7,630,246	$13,104,566